OPERATING EXPENSES AND COST OF SALES	12 Months Ended
Dec. 31, 2023
OPERATING EXPENSES AND COST OF SALES
OPERATING EXPENSES AND COST OF SALES
26. OPERATING EXPENSES AND COST OF SALES
	Consolidated
Classified by function	2023	2022	2021
Cost of sales	9,675,435	11,770,762	12,531,303
Selling, marketing and logistics expenses	11,015,940	11,558,866	12,386,193
Administrative, R&D, IT and project expenses	4,225,027	5,023,626	5,217,633
Total	24,916,402	28,353,254	30,135,129

Classified by nature
Cost of sales	9,675,435	11,770,762	12,531,303
Raw material/packaging material/resale	8,541,488	10,587,972	10,703,627
Employee benefits expense (note 28)	516,046	565,431	554,999
Depreciation and amortization	170,288	168,713	246,091
Other	447,613	448,646	1,026,586

Selling, marketing and logistics expenses	11,015,940	11,558,866	12,386,193
Logistics costs	1,523,083	1,941,593	2,161,844
Personnel expenses (note 28)	2,804,788	2,734,895	3,101,951
Marketing, sales force and other selling expenses	6,224,588	6,357,494	6,371,933
Depreciation and amortization	463,481	484,614	745,419
Impairment	-	40,270	5,046

Administrative, R&D, IT and project expenses	4,225,027	5,023,626	5,217,633
Innovation expenses	161,477	262,646	210,170
Personnel expenses (note 28)	1,754,650	2,073,680	2,008,106
Restructuring expenses	730	125,804	-
Other administrative expenses	1,354,083	1,619,949	2,030,979
Depreciation and amortization	954,087	941,547	968,378

Total	24,916,402	28,353,254	30,135,129